Loss on sale of assets	12 Months Ended
Dec. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Loss on sale of assets	Loss on sale of assets:

	2019	2018
Loss on sale of Power Manager assets	$(2,000)	$(3,957)
Loss on sale of SOFC assets	—	(94)
Gain on miscellaneous disposals	5	2
	$(1,995)	$(4,049)

	2019	2018
Cash proceeds received on sale of Power Manager assets	$2,132	$2,000
Less: Disposition costs	—	(707)
Net cash proceeds received on sale of Power Manager assets	$2,132	$1,293
Cash proceeds received on sale of SOFC assets	—	50
Cash proceeds from miscellaneous disposals	5	2
Net cash proceeds received on sale of assets	$2,137	$1,345

Loss on sale of Power Manager assets
During the year ended December 31, 2018, the Corporation divested certain assets of it's subsidiary, Ballard Unmanned Systems Inc. related to the Power Manager business to Revision Military Ltd. ("Revision"), a private U.S. based company. At closing, the Corporation received initial consideration of approximately $4,132,000, paid in $2,000,000 cash and a $2,132,000 note receivable (collected in full in September 2019), and could have received up to a further $11,250,000, based on achievement of specific sales objectives during a 12-month earn-out period. The Corporation retained certain assets related to fuel cell propulsion systems for unmanned vehicles under the Ballard brand and divested its Power Manager assets as they were considered to be no longer aligned with the Corporation's strategic fuel cell focus.
25. Loss on sale of assets (cont'd):
During the year ended December 31, 2018, the Corporation recorded a loss on sale of assets of $3,957,000 on the divestiture of the Power Manager assets after estimating the amount of variable consideration included in the transaction price that is constrained to be $2,000,000, as opposed to the above noted maximum possible earn-out amount of $11,250,000. During the three months ended March 31, 2019, the Corporation recorded an additional loss on sale of assets of $2,000,000 after adjusting the estimated amount of variable consideration from $2,000,000 to $nil. During October 2019, the estimated amount of variable consideration was confirmed as $nil as Revision failed to meet the minimum specific sales objectives in the 12-month earn-out period to trigger any additional proceeds payable to the Corporation.

Various miscellaneous disposals also occurred during the year ended December 31, 2019, resulting in a net gain on sale of property, plant and equipment of $5,000 partially offsetting the loss on sale of assets above, resulting in a net loss on sale of assets of $1,995,000. The proceeds on disposal of these miscellaneous items of $5,000 and the repayment of $2,132,000 on the above note receivable result in net proceeds on sale of property, plant, and equipment of $2,137,000.